UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                      Maxim Janus High Yield Bond Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Janus High Yield Bond Portfolio

For the inception period of May 1, 2003 through December 31, 2003, Maxim Janus High Yield Bond Portfolio advanced 8.90%. The Lehman U.S. Corporate High-Yield Index returned 12.04% during the same eight-month period. The first half of 2003 opened with strong gains, pausing somewhat during the summer until, by mid-August, it had become clear that the government's massive program of fiscal and monetary stimulus was having the desired effect, and the high-yield market resumed its advance, supported by improving economic fundamentals, healthy corporate earnings and a resurgent equity market. On the downside, the strengthening economy triggered concerns that the Federal Reserve might raise overnight rates off more than 40-year lows. The Portfolio provides a combination of securities selected for their total return potential and solid fundamentals, with attention to total return and capital appreciation. During this period, while a number of our holdings have benefited from positive events such as a credit upgrade or acquisition, nearly all have demonstrated the kind of steady balance sheet improvement that has helped lower default rates and bolster credit quality. Despite these successes, the Portfolio underperformed the Lehman U.S. Corporate High-Yield Index, in what has been a tremendous period of appreciation for the high-yield market. Looking ahead, signs of a strengthening economy are indicated by corporations spending more money on equipment and technology, government stimulating growth through tax cuts and spending increases, and renewed job growth, which bodes well for consumer spending. Nonetheless, it will be hard to repeat the kind of performance experienced in 2003. Spreads have tightened dramatically, and some bonds appear expensive. Attractively priced, better-quality high-yield issuers that are improving their credit quality and capitalizing on the economic expansion will continue to be sought, while seeking to manage risk through careful credit analysis and hands-on research.

          Maxim Janus High Yield          Lehman U.S. Corporate
          Bond Portfolio                  High-Yield Index

May-03         10000                          10000
Dec-03         10890                          11203.5



Maxim Janus High Yield Bond Portfolio Total Return -
Since Inception:  8.90%

Portfolio Inception:  5/21/03

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Janus High Yield Bond Portfolio, made at its inception, with the performance of the Lehman U.S. Corporate High-Yield Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus High Yield Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Janus High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Period May 21, 2003 (inception) to December 31, 2003

Maxim Janus High Yield Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

---------------------------------------------------------------------
---------------------------------------------------------------------
ASSETS:

     Investments in securities, market value(1)  $       126,014,917
     Cash                                                     11,487
     Dividends and interest receivable                     2,119,868
     Subscriptions receivable                                295,492
                                                 --------------------
                                                 --------------------

     Total assets                                        128,441,764
                                                 --------------------
                                                 --------------------

LIABILITIES:

     Due to investment adviser                               122,940
     Redemptions payable                                     289,722
                                                 --------------------
                                                 --------------------

     Total liabilities                                       412,662
                                                 --------------------
                                                 --------------------

NET ASSETS                                     $         128,029,102
                                                 ====================
                                                 ====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value             $           1,215,125
     Additional paid-in capital                          121,618,763
     Net unrealized appreciation on investments            4,565,179
     Undistributed net investment income                      94,725
     Accumulated net realized gain on investments            535,310
                                                 --------------------
                                                 --------------------

NET ASSETS                                     $         128,029,102
                                                 ====================
                                                 ====================

NET ASSET VALUE PER OUTSTANDING SHARE          $               10.54
                                                 ====================
                                                 ====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                          150,000,000
     Outstanding                                          12,151,249

(1)  Cost of investments in securities:        $         121,449,738

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------
---------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                         $          3,988,156
     Dividends                                                      13,906
                                                        -------------------
                                                        -------------------

     Total income                                                4,002,062
                                                        -------------------
                                                        -------------------

EXPENSES:

     Management fees                                               700,062
                                                        -------------------
                                                        -------------------

NET INVESTMENT INCOME                                            3,302,000
                                                        -------------------
                                                        -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                            1,361,948
     Change in net unrealized appreciation on investments        4,565,179
                                                        -------------------
                                                        -------------------

     Net realized and unrealized gain on investments             5,927,127
                                                        -------------------
                                                        -------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $          9,229,127
                                                        ===================
                                                        ===================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                    $      3,302,000
     Net realized gain on investments                                                1,361,948
     Change in net unrealized appreciation on investments                            4,565,179
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from operations                            9,229,127
                                                                                ---------------
                                                                                ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                    (3,207,275)
     From net realized gains                                                         (826,638)
                                                                                ---------------
                                                                                ---------------

     Total distributions                                                           (4,033,913)
                                                                                ---------------
                                                                                ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                             143,239,873
     Reinvestment of distributions                                                   4,033,913
     Redemptions of shares                                                        (24,439,898)
                                                                                ---------------
                                                                                ---------------

     Net increase in net assets resulting from share transactions                  122,833,888
                                                                                ---------------
                                                                                ---------------

     Total increase in net assets                                                  128,029,102

NET ASSETS:
     Beginning of period                                                                     0
                                                                                ---------------
                                                                                ---------------

     End of period  (1)                                                       $    128,029,102
                                                                                ===============
                                                                                ===============


OTHER INFORMATION:

SHARES:

     Sold                                                                           14,116,145
     Issued in reinvestment of distributions                                           385,513
     Redeemed                                                                      (2,350,409)
                                                                                ---------------
                                                                                ---------------

     Net increase                                                                   12,151,249
                                                                                ===============
                                                                                ===============

(1) Including undistributed net investment income                             $         94,725

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM JANUS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                            Period Ended December 31,

                                                                            ---------------
                                                                            ---------------
                                                                                2003 +

                                                                            ---------------
                                                                            ---------------


Net Asset Value, Beginning of Period                                      $          10.00

Income from Investment Operations

Net investment income                                                                 0.29
Net realized and unrealized gain                                                      0.60
                                                                            ---------------
                                                                            ---------------

Total Income From Investment Operations                                               0.89
                                                                            ---------------
                                                                            ---------------

Less Distributions

From net investment income                                                           (0.28)
From net realized gains                                                              (0.07)
                                                                            ---------------
                                                                            ---------------

Total Distributions                                                                  (0.35)
                                                                            ---------------
                                                                            ---------------

Net Asset Value, End of Period                                            $          10.54
                                                                            ===============
                                                                            ===============


Total Return                                                                         8.90%  o

Net Assets, End of Period ($000)                                          $        128,029

Ratio of Expenses to Average Net Assets                                              1.10%  *

Ratio of Net Investment Income to Average Net Assets                                 5.18%  *

Portfolio Turnover Rate                                                            110.88%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Janus High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      Restricted Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2003 were $33,778,117, $35,490,478 and 27.72%, respectively.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the period ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $201,583,831 and $88,799,591, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $121,449,738. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,740,470 and gross depreciation of securities in which there was an excess of tax cost over value of $175,291, resulting in net appreciation of $4,565,179.

5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the period ended December 31, 2003 was from ordinary income in the amount of $4,033,913.

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                              $   630,035
     Undistributed capital gains                                          0
                                                                ------------
                                                                ------------
     Net accumulated earnings                                       630,035

                                                                ------------
                                                                ------------

     Net unrealized appreciation on investments                   4,565,179

     Capital loss carryforwards                                           0
     Post-October losses                                                  0
                                                                ------------
                                                                ------------
     Total accumulated gain on investments                      $ 5,195,214
                                                                ============


      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2003, 0% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Maxim Janus High Yield Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 4.21%
  1,500,000 BE Aerospace Inc #                                         1,608,750
            Senior Notes
            8.500% October 1, 2010

  1,190,000 DRS Technologies Inc #                                     1,222,725
            Senior Notes
            6.875% November 1, 2013

  1,250,000 Esterline Technologies Corp #                              1,343,750
            Senior Subordinated Notes
            7.750% June 15, 2013

  1,000,000 Titan Corp #                                               1,135,000
            Senior Unsecured Notes
            8.000% May 15, 2011

                                                                      $5,310,225

AIRLINES --- 0.76%

  1,000,000 Continental Airlines Inc                                     953,730
            Pass Thru Certificates
            7.250% November 1, 2005

                                                                        $953,730

AUTO PARTS & EQUIPMENT --- 2.25%
    500,000 Lear Corp                                                    535,000
            Company Guaranteed Bonds
            7.960% May 15, 2005

  1,000,000 TRW Automotive Inc                                         1,142,500
            Senior Notes
            9.375% February 15, 2013

    250,000 TRW Automotive Inc                                           294,375
            Senior Subordinated Notes
            11.000% February 15, 2013

    800,000 Tenneco Automotive Inc                                       864,000
            Senior Notes
            11.625% October 15, 2009

                                                                      $2,835,875

AUTOMOBILES --- 0.42%

    500,000 Group 1 Automotive Inc                                       535,000
            Senior Notes
            8.250% August 15, 2013

                                                                        $535,000

BIOTECHNOLOGY --- 0.87%

  1,000,000 Bio Rad Labs Inc                                           1,100,000
            Senior Subordinated Notes
            7.500% May 15, 2013

                                                                      $1,100,000

BROADCAST/MEDIA --- 6.83%

    150,000 Allbritton Communications Co                                 155,625
            Senior Unsecured Notes
            7.750% December 15, 2012

    250,000 CSC Holdings Inc                                             263,750
            Senior Unsecured Notes
            7.875% December 15, 2007

  1,600,000 Charter Communications Holdings II #                       1,680,000
            Senior Unsecured Notes
            10.250% September 15, 2010

  1,000,000 DirecTV                                                    1,160,000
            Senior Secured Notes
            8.375% March 15, 2013

    275,000 Gaylord Entertainment Co #                                   290,125
            Senior Notes
            8.000% November 15, 2013

    250,000 LBI Media Inc                                                283,750
            Unsecured Notes
            10.125% July 15, 2012

  2,000,000 LodgeNet Entertainment Corp                                2,190,000
            Senior Debentures
            9.500% June 15, 2013

  1,350,000 Mediacom LLC                                               1,431,000
            Senior Unsecured Notes
            9.500% January 15, 2013

    575,000 NextMedia Operating Inc                                      652,625
            Senior Unsecured Notes
            10.750% July 1, 2011

    500,000 PanAmSat Corp                                                500,625
            Debentures
            6.875% January 15, 2028

                                                                      $8,607,500

CHEMICALS --- 2.68%

    500,000 Hercules Inc                                                 598,750
            Senior Unsecured Notes
            11.125% November 15, 2007

    155,000 Kraton Polymers LLC #                                        161,200
            Senior Subordinated Notes
            8.125% January 15, 2014

    550,000 Lyondell Chemical Co                                         563,750
            Notes
            10.875% May 1, 2009

  1,500,000 Nalco Co #                                                 1,590,000
            Senior Subordinated Notes
            8.875% November 15, 2013

    450,000 Phibro Animal Health Corp #                                  468,000
            Senior Secured Notes
            13.000% December 1, 2007

                                                                      $3,381,700

COMMUNICATIONS - EQUIPMENT --- 0.74%
    250,000 Avaya Inc                                                    292,500
            Senior Secured Notes
            11.125% April 1, 2009

    700,000 CIENA Corp                                                   644,000
            Convertible
            3.750% February 1, 2008

                                                                        $936,500

COMPUTER HARDWARE & SYSTEMS --- 0.21%
    250,000 Seagate Technologies Holding                                 269,375
            Unsecured Bonds
            8.000% May 15, 2009

                                                                        $269,375

CONTAINERS --- 2.51%

    200,000 Ball Corp                                                    215,000
            Senior Unsecured Notes
            7.750% August 1, 2006

    250,000 Crown Holdings                                               283,125
            Secured Notes
            9.500% March 1, 2011

    150,000 Crown Holdings                                               176,438
            Secured Notes
            10.875% March 1, 2013

    700,000 Fonda Group Inc                                              694,750
            Senior Unsecured Notes
            9.500% March 1, 2007

    750,000 Owens-Brockway Glass Containers Inc                          805,313
            Senior Secured Notes
            8.250% May 15, 2013

    150,000 Owens-Brockway Glass Containers Inc                          164,438
            Notes
            8.875% February 15, 2009

    200,000 Stone Container Corp                                         217,000
            Senior Unsecured Notes
            8.375% July 1, 2012

    600,000 Sweetheart Cup Co Inc                                        603,000
            Senior Unsecured Notes
            12.000% July 15, 2004

                                                                      $3,159,064

DISTRIBUTORS --- 0.24%

    295,000 Aviall Inc                                                   307,538
            Senior Notes
            7.625% July 1, 2011

                                                                        $307,538

ELECTRIC COMPANIES --- 5.15%
    342,000 Allegheny Energy #                                           355,680
            Secured Notes
            10.250% November 15, 2007

    750,000 Allegheny Energy Inc                                         756,563
            Unsecured Notes
            7.750% August 1, 2005

  1,000,000 Illinois Power Co                                          1,200,000
            1st Mortgage
            11.500% December 15, 2010

    400,000 Midwest Generation LLC                                       417,179
            Pass Thru Certificates
            8.560% January 2, 2016

    375,000 Reliant Resources Inc #                                      397,500
            Senior Secured Notes
            9.250% July 15, 2010

  2,000,000 Southern California Edison Co                              2,287,500
            Notes
            8.000% February 15, 2007

  1,000,000 TECO Energy Inc                                            1,070,000
            Senior Notes
            7.500% June 15, 2010

                                                                      $6,484,422

ELECTRONIC INSTRUMENT & EQUIP --- 1.47%
    900,000 L-3 Communications Corp                                      906,750
            Senior Notes
            6.125% July 15, 2013

    915,000 SPX Corp                                                     940,163
            Senior Notes
            6.250% June 15, 2011

                                                                      $1,846,913

FINANCIAL SERVICES --- 1.57%
    600,000 Eircom Funding                                               664,500
            Senior Notes
            8.250% August 15, 2013

    500,000 Iron Mountain Inc                                            523,750
            Senior Unsecured Bonds
            7.750% January 15, 2015

    700,000 Nexstar Finance LLC                                          789,250
            Senior Unsecured Bonds
            12.000% April 1, 2008

                                                                      $1,977,500

FOOD & BEVERAGES --- 2.25%
    100,000 B&G Foods Inc                                                103,125
            Senior Unsecured Bonds
            9.625% August 1, 2007

  1,740,000 Dole Food Co Inc                                           1,792,200
            Unsecured Notes
            7.250% June 15, 2010

    350,000 Dole Food Co Inc                                             384,125
            Senior Unsecured Notes
            8.625% May 1, 2009

    500,000 Pilgrims Pride Corp                                          550,000
            Senior Notes
            9.625% September 15, 2011

                                                                      $2,829,450

GOLD, METALS & MINING --- 2.44%
    600,000 Earle M Jorgensen Co                                         666,000
            Unsecured Notes
            9.750% June 1, 2012

    250,000 Freeport-McMoRan Copper & Gold Inc                           288,125
            Senior Unsecured Notes
            10.125% February 1, 2010

  1,000,000 IPSCO Inc                                                  1,105,000
            Senior Notes
            8.750% June 1, 2013

    900,000 United States Steel Corp                                   1,012,500
            Senior Notes
            9.750% May 15, 2010

                                                                      $3,071,625

HEALTH CARE RELATED --- 3.91%
    250,000 AdvancePCS                                                   271,250
            Senior Unsecured Notes
            8.500% April 1, 2008

    580,000 AmerisourceBergen Corp                                       653,950
            Senior Unsecured Notes
            8.125% September 1, 2008

    600,000 AmerisourceBergen Corp                                       646,500
            Senior Unsecured Notes
            7.250% November 15, 2012

    140,000 Mariner Health Care Inc #                                    141,400
            Senior Notes
            8.250% December 15, 2013

    220,000 National Nephrology Associates Inc #                         230,450
            Senior Notes
            9.000% November 1, 2011

  2,000,000 Psychiatric Solutions Inc                                  2,245,000
            Senior Notes
            10.625% June 15, 2013

    770,000 Tenet Healthcare Corp                                        739,200
            Senior Unsecured Notes
            6.375% December 1, 2011

                                                                      $4,927,750

HOMEBUILDING --- 3.30%

    150,000 DR Horton Inc                                                169,500
            Senior Unsecured Bonds
            8.500% April 15, 2012

    650,000 Hovnanian Enterprises Inc                                    647,563
            Senior Notes
            6.500% January 15, 2014

    150,000 Hovnanian Enterprises Inc                                    159,375
            Senior Unsecured Bonds
            9.125% May 1, 2009

    500,000 KB Home                                                      530,000
            Notes
            7.750% February 1, 2010

    215,000 Meritage Corp                                                240,263
            Senior Unsecured Bonds
            9.750% June 1, 2011

    500,000 NVR Inc                                                      490,000
            Senior Notes
            5.000% June 15, 2010

    345,000 Ryland Group Inc                                             355,350
            Senior Notes
            5.375% June 1, 2008

    100,000 Standard Pacific Corp                                        106,000
            Senior Notes
            7.750% March 15, 2013

    250,000 Toll Corp                                                    275,000
            Senior Notes
            8.250% February 1, 2011

    500,000 WCI Communities Inc                                          565,000
            Senior Unsecured Bonds
            10.625% February 15, 2011

    550,000 William Lyon Homes Inc                                       625,625
            Senior Unsecured Bonds
            10.750% April 1, 2013

                                                                      $4,163,676

HOTELS/MOTELS --- 3.40%

    750,000 John Q Hammons Hotels Inc                                    826,875
            Bonds
            8.875% May 15, 2012

    250,000 La Quinta Corp                                               276,563
            Senior Notes
            8.875% March 15, 2011

    750,000 MGM Mirage                                                   849,375
            Senior Unsecured Bonds
            8.375% February 1, 2011

    500,000 Majestic Star Casino LLC #                                   512,500
            Senior Secured Notes
            9.500% October 15, 2010

    250,000 Starwood Hotels & Resorts Worldwide Inc                      270,000
            Senior Bonds
            7.375% May 1, 2007

    750,000 Trump Holdings & Funding                                     718,125
            Senior Notes
            11.625% March 15, 2010

    500,000 Turning Stone Casino Resort Enterprise #                     543,750
            Senior Notes
            9.125% December 15, 2010

    250,000 Venetian Casino Resort LLC                                   290,000
            Bonds
            11.000% June 15, 2010

                                                                      $4,287,188

HOUSEHOLD GOODS --- 0.16%
    200,000 Applica Inc                                                  200,000
            Senior Unsecured Notes
            10.000% July 31, 2008

                                                                        $200,000

INSURANCE RELATED --- 0.52%
    400,000 Fairfax Financial Holdings                                   398,000
            Unsecured Notes
            6.875% April 15, 2008

    250,000 Willis Corroon Corp                                          262,500
            Bonds
            9.000% February 1, 2009

                                                                        $660,500

INVESTMENT BANK/BROKERAGE FIRM --- 0.72%
    900,000 LaBranche & Co Inc                                           909,000
            Senior Unsecured Notes
            12.000% March 2, 2007

                                                                        $909,000

LEISURE & ENTERTAINMENT --- 4.39%
    500,000 AMC Entertainment Inc                                        556,250
            Senior Unsecured Notes
            9.875% February 1, 2012

    155,000 Bombardier Recreational #                                    161,975
            Senior Notes
            8.375% December 15, 2013

    250,000 Boyd Gaming Corp                                             267,500
            Senior Unsecured Notes
            7.750% December 15, 2012

    250,000 Isle of Capri Casinos Inc                                    262,500
            Unsecured Bonds
            8.750% April 15, 2009

    200,000 Kerzner International Ltd                                    218,500
            Senior Unsecured Bonds
            8.875% August 15, 2011

    950,000 Mikohn Gaming Corp                                           959,500
            Senior Notes
            11.875% August 15, 2008

    150,000 Mohegan Tribal Gaming                                        162,375
            Senior Unsecured Notes
            8.000% April 1, 2012

    375,000 Mohegan Tribal Gaming                                        387,188
            Senior Subordinated Notes
            6.375% July 15, 2009

  1,000,000 Old Evangeline Downs                                       1,075,000
            Senior Notes
            13.000% March 1, 2010

    200,000 Park Place Entertainment Corp                                213,500
            Senior Unsecured Notes
            7.000% April 15, 2013

    630,000 River Rock Entertainment #                                   677,250
            Senior Notes
            9.750% November 1, 2011

    150,000 Royal Caribbean Cruises Ltd                                  163,500
            Senior Unsecured Notes
            8.000% May 15, 2010

    250,000 Station Casinos Inc                                          275,000
            Senior Unsecured Notes
            9.875% July 1, 2010

    150,000 Station Casinos Inc                                          155,250
            Senior Unsecured Notes
            8.875% December 1, 2008

                                                                      $5,535,288

MACHINERY --- 0.71%

    800,000 Case New Holland Inc #                                       896,000
            Senior Notes
            9.250% August 1, 2011

                                                                        $896,000

MANUFACTURING --- 0.34%

    435,000 Broder Brothers #                                            428,475
            Senior Notes
            11.250% October 15, 2010

                                                                        $428,475

MEDICAL PRODUCTS --- 0.25%
    150,000 Alliance Imaging Inc                                         159,000
            Senior Unsecured Notes
            10.375% April 15, 2011

    150,000 InSight Health Services Corp                                 159,000
            Senior Unsecured Bonds
            9.875% November 1, 2011

                                                                        $318,000

MISCELLANEOUS --- 2.55%

    150,000 American Achievement Corp                                    165,000
            Senior Unsecured Bonds
            11.625% January 1, 2007

    125,000 Fisher Scientific International Inc                          134,063
            Senior Unsecured Notes
            8.125% May 1, 2012

    500,000 Foamex LP                                                    476,250
            Senior Notes
            10.750% April 1, 2009

  1,215,000 Reddy Ice Group Inc #                                      1,287,900
            Senior Unsecured Notes
            8.875% August 1, 2011

    400,000 Stena AB #                                                   412,000
            Senior Notes
            7.500% November 1, 2013

    250,000 United Rentals Inc                                           281,250
            Senior Unsecured Notes
            10.750% April 15, 2008

    450,000 United Rentals Inc #                                         459,563
            Senior Notes
            7.750% November 15, 2013

                                                                      $3,216,026

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
    350,000 Xerox Corp                                                   374,500
            Senior Notes
            7.125% June 15, 2010

                                                                        $374,500

OIL & GAS --- 4.91%
    500,000 Aquila Inc                                                   500,000
            Senior Unsecured Notes
            7.000% July 15, 2004

    150,000 Belden & Blake Corp                                          147,750
            Senior Unsecured Bonds
            9.875% June 15, 2007

    250,000 Chesapeake Energy Corp                                       270,625
            Senior Notes
            7.500% September 15, 2013

  1,750,000 Energy Partners Ltd                                        1,820,000
            Senior Notes
            8.750% August 1, 2010

    424,000 GulfTerra Energy Partners LP                                 481,240
            Senior Unsecured Notes
            8.500% June 1, 2010

  1,500,000 Premcor Refining Group Inc #                               1,518,750
            Senior Notes
            6.750% February 1, 2011

     30,000 Williams Gas Pipelines Central Inc #                          32,700
            Senior Notes
            7.375% November 15, 2006

  1,350,000 XTO Energy Inc                                             1,420,875
            Senior Unsecured Notes
            6.250% April 15, 2013

                                                                      $6,191,940

PAPER & FOREST PRODUCTS --- 1.12%
    500,000 Georgia-Pacific Corp                                         580,000
            Debentures
            9.500% December 1, 2011

    800,000 Millar Western Forest Products #                             830,000
            Senior Notes
            7.750% November 15, 2013

                                                                      $1,410,000

PHARMACEUTICALS --- 1.02%

  1,254,000 Biovail Corp                                               1,279,080
            Senior Notes
            7.875% April 1, 2010

                                                                      $1,279,080

POLLUTION CONTROL --- 2.36%
  2,275,000 Allied Waste North America Inc                             2,456,993
            Senior Unsecured Notes
            10.000% August 1, 2009

    500,000 IMCO Recycling Inc #                                         513,750
            Senior Secured Notes
            10.375% October 15, 2010

                                                                      $2,970,743

PRINTING & PUBLISHING --- 7.28%
  2,000,000 American Color Graphics #                                  2,050,000
            Senior Notes
            10.000% June 15, 2010

  2,000,000 CBD Media Inc #                                            2,200,000
            Senior Notes
            8.625% June 1, 2011

    804,000 Dex Media East  LLC                                          988,920
            Unsecured Notes
            12.125% November 15, 2012

    260,000 Dex Media Inc #                                              273,000
            Notes
            8.000% November 15, 2013

  1,000,000 Dex Media West #                                           1,162,500
            Senior Notes
            9.875% August 15, 2013

  1,350,000 Hollinger International Publishing Co                      1,434,375
            Senior Unsecured Notes
            9.000% December 15, 2010

    500,000 Houghton Mifflin Co                                          550,000
            Senior Notes
            9.875% February 1, 2013

    500,000 Primedia Inc #                                               510,000
            Senior Notes
            8.000% May 15, 2013

                                                                      $9,168,795

REAL ESTATE --- 0.60%
    560,000 LNR Property Corp                                            589,400
            Senior Notes
            7.625% July 15, 2013

    150,000 Senior Housing Properties Trust REIT                         163,500
            Senior Unsecured Notes
            8.625% January 15, 2012

                                                                        $752,900

RETAIL --- 1.21%

  1,000,000 Jacuzzi Brands Inc #                                       1,100,000
            Senior Notes
            9.625% July 1, 2010

    150,000 Saks Inc                                                     166,500
            Senior Unsecured Bonds
            8.250% November 15, 2008

    250,000 Saks Inc                                                     255,625
            Bonds
            7.000% July 15, 2004

                                                                      $1,522,125

SAVINGS & LOANS --- 0.59%
    720,000 Chevy Chase Bank FSB                                         738,000
            Subordinated Notes
            6.875% December 1, 2013

                                                                        $738,000

SPECIALIZED SERVICES --- 3.28%
    150,000 Corrections Corp of America                                  157,500
            Senior Notes
            7.500% May 1, 2011

  1,000,000 R H Donnelley Finance Corp                                 1,125,000
            Senior Unsecured Notes
            8.875% December 15, 2010

  1,000,000 Service Corp International                                 1,020,000
            Unsecured Notes
            6.000% December 15, 2005

    540,000 Service Corp International                                   561,600
            Unsecured Notes
            7.200% June 1, 2006

    250,000 Stewart Enterprises Inc                                      282,500
            Senior Unsecured Bonds
            10.750% July 1, 2008

    200,000 Wackenhut Corrections Corp #                                 212,000
            Senior Notes
            8.250% July 15, 2013

    750,000 Worldspan LP/WS Financing Corp #                             772,500
            Senior Notes
            9.625% June 15, 2011

                                                                      $4,131,100

TELEPHONE & TELECOMMUNICATIONS --- 8.08%
  1,500,000 American Tower Corp                                        1,597,500
            Senior Notes
            9.375% February 1, 2009

    333,180 Calpoint #                                                   332,347
            Notes
            7.440% December 10, 2006

    750,000 Centennial Cellular                                          823,125
            Senior Unsecured Notes
            10.125% June 15, 2013

    220,000 Cincinnati Bell Inc #                                        236,500
            Senior Notes
            8.375% January 15, 2014

    500,000 Insight Midwest LP                                           543,750
            Senior Unsecured Notes
            10.500% November 1, 2010

    250,000 Insight Midwest LP                                           264,375
            Senior Notes
            9.750% October 1, 2009

    220,000 Insight Midwest LP #                                         239,250
            Senior Notes
            10.500% November 1, 2010

    500,000 LCI International Inc                                        480,000
            Senior Notes
            7.250% June 15, 2007

    450,000 MetroPCS Inc #                                               447,750
            Senior Notes
            10.750% October 1, 2011

    500,000 Nextel Communications Inc                                    528,750
            Senior Notes
            6.875% October 31, 2013

  1,500,000 Nextel Partners Inc                                        1,657,500
            Senior Unsecured Notes
            11.000% March 15, 2010

  1,000,000 Qwest Corp #                                               1,147,500
            Unsecured Notes
            8.875% March 15, 2012

  1,550,000 Qwest Services Corp #                                      1,883,250
            Notes
            13.500% December 15, 2010

                                                                     $10,181,597

TEXTILES --- 0.15%

    200,000 GFSI Inc                                                     184,250
            Senior Unsecured Bonds
            9.625% March 1, 2007

                                                                        $184,250

TRANSPORTATION --- 2.37%

    250,000 General Maritime Corp                                        282,188
            Senior Notes
            10.000% March 15, 2013

    650,000 OMI Corp #                                                   655,688
            Senior Notes
            7.625% December 1, 2013

  1,100,000 Ship Finance International Ltd #                           1,089,000
            Senior Notes
            8.500% December 15, 2013

    850,000 Teekay Shipping Corp                                         964,750
            Senior Unsecured Notes
            8.875% July 15, 2011

                                                                      $2,991,626

UTILITIES --- 4.91%

  1,000,000 AES Corp #                                                 1,130,000
            Senior Notes
            9.000% May 15, 2015

    150,000 ANR Pipeline Inc                                             168,750
            Unsecured Notes
            8.875% March 15, 2010

  1,090,000 Calpine Corp                                               1,046,400
            Senior Notes
            10.500% May 15, 2006

  1,000,000 Dynegy Inc #                                               1,150,000
            Senior Secured Notes
            10.125% July 15, 2013

    500,000 El Paso Corp                                                 472,500
            Senior Notes
            7.875% June 15, 2012

    500,000 El Paso Corp                                                 461,250
            Senior Notes
            7.000% May 15, 2011

    150,000 Southern Natural Gas Co                                      168,750
            Unsecured Notes
            8.875% March 15, 2010

  1,500,000 Williams Cos Inc                                           1,586,250
            Notes
            7.125% September 1, 2011

                                                                      $6,183,900

TOTAL BONDS --- 93.03%                                              $117,228,876
(Cost $112,663,622)

PREFERRED STOCK

BROADCAST/MEDIA --- 0.21%

      2,500 CSC Holdings Inc                                             262,500
                                                                        $262,500

PRINTING & PUBLISHING --- 0.79%
     10,150 Primedia Inc                                                 994,700
                                                                        $994,700

TOTAL PREFERRED STOCK --- 1.00%                                       $1,257,200
(Cost $1,257,275)

SHORT-TERM INVESTMENTS

  6,263,000 Federal Home Loan Bank                                     6,262,887
               .659%, January 2, 2004
  1,267,000 Freddie Mac                                                1,265,954
               1.077%, January 29, 2004

TOTAL SHORT-TERM INVESTMENTS --- 5.97%                                $7,528,841
(Cost $7,528,841)

TOTAL MAXIM JANUS HIGH YIELD BOND PORTFOLIO --- 100%                $126,014,917
(Cost $121,449,738)

Legend

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. REIT - Real Estate Investment Trust See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004